Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2020
₺ in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩) LegalMatter Cash_Generating_Units	USD ($)	BRL (R$)	CAD ($)	INR (₨)	PKR (₨)	CNY (¥)	THB (฿)	VND (₫)	TRY (₺)
Disclosure of contingent liabilities [line items]
Estimated lawsuits | LegalMatter	85
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies and claims | ₩	₩ 59,211
Posco [member]
Disclosure of contingent liabilities [line items]
Description	POSCO has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2020, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 32 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦6,066,568 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2020, POSCO ICT has provided 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
Litigations in progress [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Description	Lawsuit on claim for payment
Litigations in progress [member] | Posco [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	30
Claim amount | ₩	₩ 48,719
Description	Lawsuit on claim for employee right and others
Litigations in progress [member] | Posco [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 67,411			$ 79,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | Posco [member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Litigations in progress [member] | Posco [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount	₩ 24,987	$ 22,966,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | Posco [member] | Pakistan [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 846					₨ 124,775
Description	Lawsuit on claim for damages
Litigations in progress [member] | Posco [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 15,244		R$ 72,774
Description	Lawsuit on claim for payment for goods
Litigations in progress [member] | Posco [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Claim amount	₩ 66,415				₨ 4,469,396
Description	Lawsuit on claim for payment on guarantees and others
Litigations in progress [member] | Posco 1 [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Claim amount | ₩	₩ 25,092
Litigations in progress [member] | Posco 1 [member] | Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Legal actions	5
Description	Litigation for confirmation of deposit bond and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	105
Claim amount | ₩	₩ 470,021
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount | ₩	₩ 4,938
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 1,668		7,965
Description	Lawsuit on claim for damage
Litigations in progress [member] | POSCO A&C [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount	₩ 8,668	8,668
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount	₩ 11,940	11,940
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 435,200	400,000,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO E&C CHINA Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount	₩ 7,206						¥ 43,163,000
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 241	221,000
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 6,819							฿ 187,648
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO E&C Vietnam Co., Ltd. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 229	211,000
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO E&C Vietnam Co., Ltd. [member] | Vietnam [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 4,246								₫ 90,158,406
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | Pos-Sea Pte Ltd [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 17,299	15,900,000
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount	₩ 45									₺ 307
Description	Lawsuit over industrial accidents and others
Litigations in progress [member] | POSCO India Steel Distribution Center Private Ltd [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 3,326				223,795
Description	Lawsuit on claim for tax restitution
Litigations in progress [member] | Brazil Sao Paulo Steel Processing Center [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount	₩ 805		3,844
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	85
Claim amount	₩ 30,932		R$ 147,667
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 353	325,000
Description	Lawsuit on compensation
Litigations in progress [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,305
Description	Lawsuit on invalidation of a check
Litigations in progress [member] | POSCO CHEMCAL CO LTD [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 15,383
Description	Calculation of stock purchase value
Litigations in progress [member] | POSCO M-TECH [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩	₩ 101
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO Engineering and Construction India Private Limited [member] | India [member]
Disclosure of contingent liabilities [line items]
Description	Lawsuit on claim for payment
Litigations in progress [member] | POSCO Engineering and Construction India Private Limited [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 7,769				522,800
Litigations in progress [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 13,171	$ 12,106,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO O&M Co., Ltd
Disclosure of contingent liabilities [line items]
Claim amount | ₩	₩ 1,080
Litigations in progress [member] | POSCO O&M Co., Ltd | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩	₩ 1,080
Description	Lawsuit on claim for damages
Litigations in progress [member] | eNtoB Corporation [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩	₩ 31
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO TMC INDIA PRIVATE LIMITED [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	2
Description	Lawsuit on claim for employee laid-off
Litigations in progress [member] | POSCO America Corporation [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Description	Lawsuit on claim for labor
Litigations in progress [member] | POSCO Center Beijing [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 124						¥ 741
Description	Lawsuit on claim for Deposit Return
Litigations in progress [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 32,659				2,197,800
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 809				₨ 54,420
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO Thainox Public Company Limited [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,506
Litigations in progress [member] | POSCO SPS CORPORATION [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,229
Description	Lawsuit on claim for damages